BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Apr. 12, 2021	Dec. 31, 2020	Mar. 19, 2019
Common shares, shares authorized					100,000
Aldel Financial Inc.
Preferred stock, par value, (per share)	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Common shares, par value, (per share)				$ 0.0001
Common shares, shares authorized				10,000,000
Common shares, shares issued				0
Common shares, shares outstanding				0
Purchase price, per unit	$ 10.10			$ 10.10
Aldel Financial Inc. | Over-allotment option
Purchase price, per unit		$ 10
Class A Common Stock | Aldel Financial Inc.
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	380,000,000			380,000,000
Common shares, shares issued	572,500			0
Common shares, shares outstanding	572,500			0
Ordinary shares, redemption value per share | $ / shares	$ 0.0001			$ 0.0001
Ordinary shares, shares subject to possible redemption	11,500,000			0
Class B Common Stock | Aldel Financial Inc.
Common shares, par value, (per share)	$ 0.0001			$ 0.0001
Common shares, shares authorized	20,000,000			20,000,000
Common shares, shares issued	2,875,000			2,875,000
Common shares, shares outstanding	2,875,000			2,875,000
Common stock subject to redemption | Aldel Financial Inc.
Ordinary shares, shares subject to possible redemption	11,500,000